BUSINESS SEGMENTS - Intersegment revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue from contract with customer	$ 208,938,247	$ 304,201,203	$ 290,732,049
Intersegment
Segment Reporting Information [Line Items]
Revenue from contract with customer	4,996,000	2,349,000	4,288,000
Asset Management Solutions
Segment Reporting Information [Line Items]
Revenue from contract with customer	98,711,000	221,824,000	245,172,000
Asset Management Solutions | Intersegment
Segment Reporting Information [Line Items]
Revenue from contract with customer	3,346,000	334,000	233,000
Tech Ops
Segment Reporting Information [Line Items]
Revenue from contract with customer	110,227,000	82,377,000	45,560,000
Tech Ops | Intersegment
Segment Reporting Information [Line Items]
Revenue from contract with customer	$ 1,650,000	$ 2,015,000	$ 4,055,000